Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSPJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$47	0.93%
[1]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 180,287,251
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$180,287,251
Number of Holdings	27
Portfolio Turnover	7%

Holdings [Text Block]

Top Holdings	(%)
Microsoft	11.4%
NVIDIA	9.2%
Amazon.com	7.9%
Alphabet - Class A	6.0%
Mastercard - Class A	5.4%
Visa - Class A	4.5%
CME Group	4.4%
Boeing	3.7%
Waste Management	3.6%
S&P Global	3.5%

Updated Prospectus Web Address	https://jspartners.com/funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$35	0.69%
[2]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 180,287,251
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$180,287,251
Number of Holdings	27
Portfolio Turnover	7%

Holdings [Text Block]

Top Holdings	(%)
Microsoft	11.4%
NVIDIA	9.2%
Amazon.com	7.9%
Alphabet - Class A	6.0%
Mastercard - Class A	5.4%
Visa - Class A	4.5%
CME Group	4.4%
Boeing	3.7%
Waste Management	3.6%
S&P Global	3.5%

Updated Prospectus Web Address	https://jspartners.com/funds/
IS Class
Shareholder Report [Line Items]
Fund Name	Jackson Square Large-Cap Growth Fund
Class Name	IS Class
Trading Symbol	DPLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IS Class	$32	0.64%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 180,287,251
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$180,287,251
Number of Holdings	27
Portfolio Turnover	7%

Holdings [Text Block]

Top Holdings	(%)
Microsoft	11.4%
NVIDIA	9.2%
Amazon.com	7.9%
Alphabet - Class A	6.0%
Mastercard - Class A	5.4%
Visa - Class A	4.5%
CME Group	4.4%
Boeing	3.7%
Waste Management	3.6%
S&P Global	3.5%

Updated Prospectus Web Address	https://jspartners.com/funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$59	1.23%
[4]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 123,606,385
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$123,606,385
Number of Holdings	28
Portfolio Turnover	27%

Holdings [Text Block]

Top Holdings	(%)
Wyndham Hotels & Resorts	4.9%
Clean Harbors	4.9%
Entegris	4.8%
SBA Communications	4.8%
AAON	4.3%
Okta	4.3%
Stevanato Group	4.2%
Align Technology	4.1%
Kinsale Capital Group	4.1%
Vertiv Holdings - Class A	4.1%

Updated Prospectus Web Address	https://jspartners.com/funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.98%
[5]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 123,606,385
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$123,606,385
Number of Holdings	28
Portfolio Turnover	27%

Holdings [Text Block]

Top Holdings	(%)
Wyndham Hotels & Resorts	4.9%
Clean Harbors	4.9%
Entegris	4.8%
SBA Communications	4.8%
AAON	4.3%
Okta	4.3%
Stevanato Group	4.2%
Align Technology	4.1%
Kinsale Capital Group	4.1%
Vertiv Holdings - Class A	4.1%

Updated Prospectus Web Address	https://jspartners.com/funds/
IS Class
Shareholder Report [Line Items]
Fund Name	Jackson Square SMID-Cap Growth Fund
Class Name	IS Class
Trading Symbol	DCGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
Additional Information Phone Number	1-844-577-3863
Additional Information Website	https://jspartners.com/funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IS Class	$42	0.88%
[6]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://jspartners.com/funds/ for more recent performance information.
Net Assets	$ 123,606,385
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$123,606,385
Number of Holdings	28
Portfolio Turnover	27%

Holdings [Text Block]

Top Holdings	(%)
Wyndham Hotels & Resorts	4.9%
Clean Harbors	4.9%
Entegris	4.8%
SBA Communications	4.8%
AAON	4.3%
Okta	4.3%
Stevanato Group	4.2%
Align Technology	4.1%
Kinsale Capital Group	4.1%
Vertiv Holdings - Class A	4.1%

Updated Prospectus Web Address	https://jspartners.com/funds/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized